Income taxes (Schedule Of Reconciliation Of The Provisions For Income Taxes And The Amounts That Would Be Computed Using Statutory Income Tax Rates) (Details) (EUR €)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Tax Disclosure [Abstract]
Earnings before income taxes and Non-controlling interest	€ 154,877		€ 1,060,421		€ 66,731
Dutch statutory income tax rate	25.00%		25.00%		25.00%		25.00%
Income tax provision at statutory rate	(38,719)		(265,105)		(16,683)
Non-deductible expenses	(4,681)		(1,957)		(6,508)
Foreign taxes at a rate other than the Dutch statutory rate	(1,732)		(556)		(2,699)
Valuation allowance	16,937		(3,960)		(14,876)
Non-taxable income	11,888	[1]	260,425	[1]	4,887	[1]
Other	(1,262)	[2]	32	[2]	9,579	[2]
Income tax expense	€ (17,569)		€ (11,121)		€ (26,300)

[1]	Non-taxable income for 2014 mainly consist of revenues deriving from the share in income of investments and associates which are exempt under the Dutch participation exemption. For 2013 non-taxable income mainly consist of revenues deriving from the disposal of the 12% shareholding in ASMPT in March 2013 which are exempt under the Dutch participation exemption.
[2]	Other in 2014 mainly consists of tax credits, adjustments to prior years, changes in (enacted) tax laws and revaluation of certain assets.